REVENUES (Tables)	6 Months Ended
Jun. 30, 2018
Revenues [Abstract]
Schedule of Revenues
The cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606-10 were as follows:

	December 31, 2017	Adjustments	January 1, 2018
Trade receivables	$113,719	$117	$113,836
Trade payables	$75,476	$47	$75,523
Accumulated deficits	$(249,871)	$70	$(249,801)

In accordance with Topic 606-10, the disclosure of the impact of adoption on the consolidated balance sheet as of June 30, 2018 was as follows:

	As Reported	Impact of Adoption	Amounts under Topic 605
Condensed Consolidated Balance Sheet
Trade receivables	$118,545	$(260)	$118,285
Trade payables	$63,614	$(10)	$63,604
Deferred revenues	$6,357	$18	$6,375
Accumulated deficits	$(244,505)	$(268)	$(244,773)

Schedule of Consolidated Condensed Statements of Income
The following table summarizes the impacts of adopting Topic 606-10 on our consolidated condensed statements of income during the six months ended June 30, 2018:

	As Reported	Impact of Adoption	Amounts under Topic 605
Condensed Consolidated Statements of Income
Revenue	$171,603	$(278)	$171,325
Cost of Sales	$115,250	$(10)	$115,240
Gross margin	$56,353	$(268)	$56,085

Schedule of Significant Changes in Deferred Revenues
The following table presents the significant changes in the deferred revenue balance during the six months ended June 30, 2018:

Six months ended June 30, 2018

Balance, beginning of the period	$5,193
New performance obligations	8,934
Reclassification to revenue as a result of satisfying performance obligations	(7,770)

Balance, end of the period	$6,357